Unaudited Consolidated Statements of Changes In Equity (Deficit) ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Total equity (deficit) attributable to shareholders of the Company CNY (¥)	Non- controlling interests CNY (¥)	CNY (¥)	USD ($)
Balances at Dec. 31, 2020		¥ 37	¥ 557,535	¥ (936,247)	¥ (378,675)	¥ 16,133	¥ (362,542)
Balances (in Shares) at Dec. 31, 2020 | shares	[1]	1,895,819
Net loss for the period				(384,299)	(384,299)	(1,998)	(386,297)
Reserve recapitalization		¥ 180	761,900		762,080		762,080
Reserve recapitalization (in Shares) | shares	[1]	9,475,625
Share-based compensation			23,334		23,334		23,334
Balances at Dec. 31, 2021		¥ 217	1,342,769	(1,320,546)	22,440	14,135	36,575
Balances (in Shares) at Dec. 31, 2021 | shares	[1]	11,371,444
Net loss for the period				(7,253)	(7,253)	5,282	(1,971)	$ (295)
Issuance of ordinary shares
Issuance of ordinary shares (in Shares) | shares	[1]	32,888
Share-based compensation			5,099		5,099		5,099
Balances at Jun. 30, 2022		¥ 217	¥ 1,347,868	¥ (1,327,799)	¥ 20,286	¥ 19,417	¥ 39,703	$ 5,927
Balances (in Shares) at Jun. 30, 2022 | shares	[1]	11,404,332

[1]	Retrospectively restated due to thirty for one reverse stock split, see Note 21